Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Significant Accounting Policies (Textual)
Contract liabilities	$ 2,677		$ 2,891
Revenue	$ 402	$ 688